Redeemable Convertible Preferred Shares (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Southern Airways Corporation
Summary Of Redeemable Convertible Preferred Share
The following table presents information about the Company’s redeemable convertible preferred shares as
of June 30, 2023 (
in thousands, except for share data)
:

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
Series A	105,556	105,556	$2,150	$3,759
Series A-1	7,033	7,033	141	246
Series A-2	25,000	25,000	500	874
Series B	25,000	25,000	833	2,453

Total	162,589	162,589	$3,624	$7,332

The following table presents information about the Company’s redeemable convertible preferred shares as of December 31, 2022 (
in thousands, except for share data)
:

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
Series A	105,556	105,556	$2,150	$3,635
Series A-1	7,033	7,033	141	238
Series A-2	25,000	25,000	500	845
Series B	25,000	25,000	833	2,374

Total	162,589	162,589	$3,624	$7,092

The following table presents information about the Company’s redeemable convertible preferred shares as of December 31, 2022: (
in thousands, except for share data)

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
Series A	105,556	105,556	$2,150	$3,635
Series A-1	7,033	7,033	141	238
Series A-2	25,000	25,000	500	845
Series B	25,000	25,000	833	2,374

Total	162,589	162,589	$3,624	$7,092

The following table presents information about the Company’s redeemable convertible preferred shares as of December 31, 2021: (
in thousands, except for share data)

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
Series A	105,556	105,556	$2,150	$3,396
Series A-1	7,033	7,033	141	222
Series A-2	25,000	25,000	500	790
Series B	25,000	25,000	833	2,219

Total	162,589	162,589	$3,624	$6,627